CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 554,620	$ 84,999	¥ 999,012	¥ 1,288,080
Due from subsidiaries of the Group	733	112	191
Prepayments and other current assets	94,556	14,491	51,420
Total current assets	744,568	114,110	1,084,866
Non-current assets:
Total non-current assets	1,681,837	257,753	1,717,089
Total assets	2,426,405	371,863	2,801,955
Current liabilities
Accrued expenses and other liabilities	164,193	25,164	202,808
Total current liabilities	1,168,355	179,058	1,233,518
Total liabilities	1,924,899	295,004	2,177,654
Shareholders' equity:
Ordinary shares (US$0.01 par value; 200,000,000 and 200,000,000 shares authorized, 112,755,320 and 112,951,232 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	6,959	1,067	6,946
Additional paid-in capital	603,173	92,440	583,262
Accumulated deficit	(260,019)	(39,850)	(127,059)
Accumulated other comprehensive income	39,642	6,075	40,917	¥ 42,459	¥ 40,040
Total shareholders' equity	495,112	75,879	608,896
Total liabilities and shareholders' equity	2,426,405	371,863	2,801,955
Parent Company [Member]
Current assets:
Cash and cash equivalents	58	9	13,979
Due from subsidiaries of the Group	64,503	9,886	52,910
Prepayments and other current assets	13,723	2,103	8,648
Total current assets	78,284	11,998	75,537
Non-current assets:
Investment in subsidiaries	528,049	80,927	636,322
Total non-current assets	528,049	80,927	636,322
Total assets	606,333	92,925	711,859
Current liabilities
Accrued expenses and other liabilities	4,290	658	3,714
Amount due to a subsidiary of the Group	106,931	16,388	99,249
Total current liabilities	111,221	17,046	102,963
Total liabilities	111,221	17,046	102,963
Shareholders' equity:
Ordinary shares (US$0.01 par value; 200,000,000 and 200,000,000 shares authorized, 112,755,320 and 112,951,232 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	6,959	1,067	6,946
Additional paid-in capital	603,173	92,440	583,262
Treasury shares, at cost	0	0
Accumulated deficit	(154,662)	(23,703)	(22,229)
Accumulated other comprehensive income	39,642	6,075	40,917
Total shareholders' equity	495,112	75,879	608,896
Total liabilities and shareholders' equity	¥ 606,333	$ 92,925	¥ 711,859